Derivative Instruments - Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow hedges [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (46)	$ (213)	$ (235)
Derivative Instruments Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	(131)	(138)	(148)
Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(19)	34	(25)
Derivative Instruments Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
Net investment hedges [Member] | Non-derivative debt instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	20
Derivative Instruments Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings